Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 451,299	$ 416,392
Accumulated depreciation	16,947	14,966
Property, plant and equipment, net	2,629,701,000	2,527,292,000
Depreciation expense	479,438	432,930	396,860
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	53,147,000	50,505,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,975,839,000	1,856,968,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,060,132,000	2,893,643,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36,450,000	28,406,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 275,006,000	$ 238,812,000